INCOME TAXES - Operating loss carry forwards (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Operating loss carryforwards
Operating Loss Carryforwards	$ 45,757
Expire in 2020
Operating loss carryforwards
Operating Loss Carryforwards	1
Expire in 2021
Operating loss carryforwards
Operating Loss Carryforwards	924
Expire in 2022
Operating loss carryforwards
Operating Loss Carryforwards	23,520
Expire in 2023
Operating loss carryforwards
Operating Loss Carryforwards	9,446
Expire in 2024
Operating loss carryforwards
Operating Loss Carryforwards	$ 11,866